Stock-based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation

23.	Stock-based Compensation

The Company measures stock-based compensation expense for all stock-based compensation awards based on the grant-date fair value and recognizes the cost in the financial statements over the employee requisite service period.

The following table summarizes the consolidated stock-based compensation expense, by type of awards for the years ended December 31:

	For the Years Ended
	December 31, 2015	December 31, 2014
Employee stock options	$6,350	$332
Restricted stock grants	31,843	24

Total stock-based compensation expense	$38,193	$356

The following table summarizes the consolidated stock-based compensation by line items for the years ended December 31:

	For the Years Ended
	December 31, 2015	December 31, 2014
General and administrative	$37,810	$326
Sales, marketing and customer service	383	30

Total stock-based compensation expense	38,193	356

Tax effect on stock-based compensation expense	—	—

Total stock-based compensation expense after income taxes	$38,193	$356

As stock-based compensation expense recognized in the consolidated statements of operations is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Determining Fair Value

Valuation and Amortization Method — The Company estimates the fair value of service-based and performance-based stock options granted using the Black-Scholes option-pricing formula. The fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. In the case of performance-based stock options, amortization does not begin until it is determined that meeting the performance criteria is probable. Service-based and performance-based options typically have a five to ten year life from date of grant and vesting periods of one to four years.

Expected Term — The Company’s expected term represents the period that the Company’s stock-based awards are expected to be outstanding. For awards granted subject only to service vesting requirements, the Group utilizes the simplified method for estimating the expected term of the stock-based award, instead of historical exercise data. For its performance-based awards, the Group has determined the expected term life to be four years based on contractual life and the seniority of the recipient.

Expected Volatility —The Company uses historical volatility of the price of its common shares to calculate the volatility for its granted options.

Expected Dividend —The Company has never paid dividends on its common shares and currently does not intend to do so, and accordingly, the dividend yield percentage is zero for all periods.

Risk-Free Interest Rate — The Company bases the risk-free interest rate used in the Black-Scholes valuation model upon the implied yield curve currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term used as the assumption in the model.

Assumptions used in the determination of the fair value of share-based payment awards using the Black-Scholes model for stock option grants during the years ended December 31 were as follows:

	For the Years Ended
	December 31, 2015	December 31, 2014
Expected term	4	4
Risk-free interest rate	1.49% - 1.72%	1.39% - 1.85%
Expected volatility	139% - 141%	141% - 144%
Expected dividend yield	0%	0%

Equity Incentive Plan

On November 15, 2006, subject to approval of the stockholders, the Company adopted the 2006 Equity Incentive Plan (the “2006 Plan”) which permits the Company to grant stock options to directors, officers or employees of the Company or others to purchase shares of Common Stock of the Company through awards of incentive and nonqualified stock options (“Option”), stock (“Restricted Stock” or “Unrestricted Stock”) and stock appreciation rights (“SARs”). The Plan was approved by the stockholders on February 7, 2007.

The Company has granted time-based share options and restricted stock under the Plan to directors, officers, employees and individual consultants of the Company. The time-based options generally vest 25% annually and expire three to ten years from the date of grant. Total number of shares reserved and available for grant and issuance pursuant to the 2006 Plan is equal to 9% of the number of outstanding shares of the Company. Shares issued under the Plan will be drawn from authorized and unissued shares or shares now held or subsequently acquired by the Company. Outstanding shares of the Company shall, for purposes of such calculation, include the number of shares of stock into which other securities or instruments issued by the Company are currently convertible (e.g., convertible preferred stock, convertible debentures, or warrants for Common Stock), but not outstanding options to acquire stock. At December 31, 2015 there was no share available for grant under the 2006 plan. (9% of the outstanding shares of 639,065,172 plus outstanding warrants of 5,560,000 shares, plus 24,907,410 shares if converted from the convertible bond, less options and restricted stock outstanding and exercised since inception).

The exercise price of any Option will be determined by the Company when the Option is granted and may not be less than 100% of the fair market value of the shares on the date of grant, and the exercise price of any incentive stock option granted to a stockholder with a 10% or greater shareholding will not be less than 110% of the fair market value of the shares on the date of grant. The exercise price per share of a SAR will be determined by the Company at the time of grant, but will in no event be less than the fair market value of a share of Company’s stock on the date of grant.

On January 12, 2015 and June 29, 2015, the Board of Directors approved the grants of restricted stock unit awards (“RSU”) to core management members, other management and staff, pursuant to the terms of the 2006 Plan. The total number of RSUs granted is 20,468,400 shares. Among these, the vesting schedules for the chairman, deputy chairman and CFO (“core management”) are 100% vested at the grant date and the vesting schedules for the rest RSUs granted to other management and staff would be vested within the next one year or four years equally. The core management exercised all RSUs of 19,200,000 and all these shares were issued to them in March 2015 (See Note 22 — Stockholders’ Equity). The Group used the market price of its share at grant date as the fair value of the RSUs in calculating the stock based compensation expense.

On May 8, 2015, the Company adopted the 2015 Equity Incentive Plan (the “2015 Plan”) which permits the Company to grant stock options to directors, officers or employees of the Company or others to purchase shares of Common Stock of the Company through awards of incentive and Option, Restricted Stock or Unrestricted Stock and SARs which was approved by the stockholders. The total number of shares which may be issued under the 2015 Plan is 9% of the number of outstanding and issued ordinary shares of the Company. The Option Price per Share shall be determined by the compensation committee of the Board (“Compensation Committee”), unless expressly approved by the Compensation Committee, shall not be less than 100% of the fair market value of the shares on the date an Option is granted.

The following table summarizes the Group’s stock option activities:

	Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Outstanding as of January 1, 2014	7,114,250	0.20
Granted	24,345,000	0.88
Exercised	(895,000)	0.22
Forfeited	(5,135,250)	0.25

Outstanding as of December 31, 2014	25,429,000	0.84	5.65	$30,302
Granted	46,521,000	1.81
Exercised	(78,750)	0.37
Forfeited	(8,322,500)	1.64

Outstanding as of December 31, 2015	63,548,750	1.45	7.85	87,401

Vested and exercisable as of December 31, 2015	7,583,000	0.78	4.49	7,472
Expected to vest as of December 31, 2015	50,175,237	1.41	7.73	70,565

The following table presents the exercise price and remaining life information about options exercisable at December 31, 2015:

Range of exercise price	Shares Exercisable	Weighted average remaining contractual life	Weighted average exercise price	Aggregate Intrinsic ($000)
$1.18 - $2.65	2,230,000	8.40	1.83	350
$0.40 - $1.17	2,143,750	2.46	0.53	2,465
$0.05 - $0.39	3,209,250	3.14	0.23	4,657

	7,583,000			7,472

Changes in the Group’s non-vested stock awards are summarized as follows:

	Time-based Options		Restricted Stock
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Grant Date Fair Value Per Share
Non-vested as of January 1, 2014	5,678,750	$0.13	—	$—
Granted	24,345,000	0.88	525,000	0.75
Vested	(1,708,500)	0.24	(500,000)	0.75
Forfeited	(4,378,250)	0.24	—	—

Non-vested as of December 31, 2014	23,937,000	$0.84	25,000	$0.75
Granted	46,521,000	1.81	20,468,400	1.66
Vested	(6,169,750)	0.78	(20,065,800)	1.68
Forfeited	(8,322,500)	1.64	—	—

Non-vested as of December 31, 2015	55,965,750	1.28	427,600	1.79

The total fair value of shares vested during the year ended December 31, 2015 and 2014 was $4,812 and $410, respectively. There were no changes to the contractual life of any fully vested options during the years ended December 31, 2015 and 2014.

Following is a summary of our restricted stock awards as of December 31, 2015 and 2014 and changes during the years then ended:

	Number of Shares	Weighted Average Grant-Date Fair Value
Restricted stock units at January 1, 2014	1,325,868	$0.63
Granted	525,000	0.75
Forfeited	—	—

Restricted stock units at December 31, 2014	1,850,868	0.66
Granted	20,468,400	1.59
Forfeited	(488,400)	1.75

Restricted stock units at December 31, 2015	21,830,868	1.51